Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt

As of September 30, 2021 and December 31, 2020, debt was as follows:

	September 30, 2021	December 31, 2020
Tractor loan	$49,156	$49,156
PPP loan	-	661,612
Total debt	49,156	710,768

Less: current portion of debt	24,143	538,731

Long-term debt, net	$25,013	$172,037

Schedule of Future Loan Payments	The future loan payments are as follows:
Note Payable
2021	$538,731
2022	172,037
Total	$710,768